Provisions on Assets - Narratives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions On Assets Disclosure
Provisions on assets	$ 64	$ 109
Midstream
Provisions On Assets Disclosure
Provisions on assets	$ 59	106
Midstream | Natural Gas Storage Project
Provisions On Assets Disclosure
Provisions on assets		104
Midstream | Land
Provisions On Assets Disclosure
Provisions on assets		2
Corporate/Other
Provisions On Assets Disclosure
Provisions on assets		$ 3